Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Sep. 30, 2025	Sep. 30, 2024
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 1	$ 1
Ordinary shares, shares authorized (in Shares)	[1]	4,000,000	4,000,000
Ordinary shares, shares issued (in Shares)	[1]	732,031	107,007
Ordinary shares, shares outstanding (in Shares)	[1]	732,031	107,007

[1]	Giving retroactive effect to the 25 to 1 reverse share split on November 7, 2025, while the concurrent changes in par value of ordinary shares of the Company from $1.00 per share to no par value will be reflected prospectively in the consolidated financial statements (Note 19).